Supplementary information, Analysis of revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017	Oct. 31, 2018
Geographical areas [Abstract]
Revenue	$ 3,348.4	[1]	$ 1,077.3	$ 4,754.4
UK [Member]
Geographical areas [Abstract]
Revenue	206.9		52.2	299.6
Non-current assets other than financial instruments and deferred tax assets			147.7
USA [Member]
Geographical areas [Abstract]
Revenue	1,523.0		551.5	2,279.8
Non-current assets other than financial instruments and deferred tax assets	4,623.0		3,778.7	5,145.8
Germany [Member]
Geographical areas [Abstract]
Revenue	220.7		86.8	309.5
France [Member]
Geographical areas [Abstract]
Revenue	123.3		43.2	195.5
Japan [Member]
Geographical areas [Abstract]
Revenue	108.6		42.4	145.8
Other [Member]
Geographical areas [Abstract]
Revenue	1,165.9		301.2	1,524.2
Non-current assets other than financial instruments and deferred tax assets	$ 8,192.2		$ 67.3	$ 8,488.3

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.